Operating leases - Non-cancellable Operating Lease Rentals (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	7600000	181600000
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	2100000	22200000
Between one and three years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	3600000	38500000
Between three and five years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	1900000	26000000
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	0	94900000